Schedule of Changes in Valuation Allowance (Details) - TALENTEC SDN. BHD. [Member] - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Balance at the beginning of the year	$ 189,010	$ 242,146
Additions	8,575	(1,396)
Utilization	(59,233)	(47,446)
Foreign exchange effect	8,208	(4,294)
Balance at the end of the year	$ 146,561	$ 189,010